Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—45.6%
		U.S. Treasury Notes—45.6%
$ 2,500,000		United States Treasury Notes, 0.250%, 6/15/2024	$ 2,376,693
23,500,000		United States Treasury Notes, 0.250%, 5/31/2025	21,643,105
65,000,000		United States Treasury Notes, 0.250%, 6/30/2025	59,779,284
52,500,000		United States Treasury Notes, 0.250%, 7/31/2025	48,120,891
27,500,000		United States Treasury Notes, 0.250%, 8/31/2025	25,141,248
20,000,000		United States Treasury Notes, 0.250%, 9/30/2025	18,262,470
10,000,000	[1]	United States Treasury Notes, 0.250%, 10/31/2025	9,099,136
15,000,000		United States Treasury Notes, 0.375%, 4/30/2025	13,885,228
7,500,000		United States Treasury Notes, 0.375%, 11/30/2025	6,828,419
22,750,000		United States Treasury Notes, 0.375%, 1/31/2026	20,619,064
12,500,000		United States Treasury Notes, 0.500%, 3/31/2025	11,626,825
15,000,000		United States Treasury Notes, 0.625%, 10/15/2024	14,162,211
30,000,000		United States Treasury Notes, 0.625%, 7/31/2026	26,998,317
15,000,000		United States Treasury Notes, 0.750%, 5/31/2026	13,616,138
12,500,000		United States Treasury Notes, 0.750%, 8/31/2026	11,269,870
10,000,000		United States Treasury Notes, 0.875%, 6/30/2026	9,106,260
10,000,000		United States Treasury Notes, 1.125%, 2/28/2025	9,424,999
8,000,000		United States Treasury Notes, 1.375%, 1/31/2025	7,584,784
20,000,000		United States Treasury Notes, 1.875%, 2/28/2027	18,576,990
425,000		United States Treasury Notes, 2.625%, 4/15/2025	410,691
31,150,000		United States Treasury Notes, 2.750%, 4/30/2027	29,837,018
37,500,000		United States Treasury Notes, 3.125%, 8/31/2027	36,405,322
3,000,000		United States Treasury Notes, 3.500%, 9/15/2025	2,950,337
30,000,000		United States Treasury Notes, 3.500%, 1/31/2028	29,595,903
12,500,000		United States Treasury Notes, 3.875%, 11/30/2027	12,520,801
10,000,000		United States Treasury Notes, 4.000%, 12/15/2025	9,959,425
32,000,000		United States Treasury Notes, 4.125%, 9/30/2027	32,315,146
25,000,000		United States Treasury Notes, 4.250%, 9/30/2024	24,788,912
5,000,000		United States Treasury Notes, 4.250%, 10/15/2025	4,999,562
		TOTAL U.S. TREASURIES (IDENTIFIED COST $564,218,239)	531,905,049
		CORPORATE BONDS—31.4%
		Basic Industry - Metals & Mining—0.2%
2,493,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	2,297,263
		Capital Goods - Aerospace & Defense—1.2%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	998,557
1,705,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	1,665,736
2,000,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	1,861,711
2,480,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	2,453,668
905,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	874,185
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,447,076
5,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	4,555,023
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.055% (3-month USLIBOR +1.735%), 2/15/2042	29,600
		TOTAL	13,885,556

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.1%
$ 1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	$ 1,448,484
		Capital Goods - Construction Machinery—0.9%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	1,776,724
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,834,859
1,575,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,570,363
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	541,181
5,385,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	4,841,453
		TOTAL	10,564,580
		Capital Goods - Diversified Manufacturing—0.6%
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	410,519
3,410,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	3,110,181
3,335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	2,968,360
790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	750,013
		TOTAL	7,239,073
		Communications - Cable & Satellite—0.2%
2,000,000	[3]	Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	1,978,523
590,000		Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	607,184
		TOTAL	2,585,707
		Communications - Media & Entertainment—0.6%
5,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	4,917,970
444,000		Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	432,714
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	931,675
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	193,891
750,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.850%, 7/30/2026	692,359
		TOTAL	7,168,609
		Communications - Telecom Wireless—1.4%
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,000,754
1,000,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	977,747
1,275,000		American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,273,845
2,500,000		Bell Canada, Sr. Unsecd. Note, Series US-3, 0.750%, 3/17/2024	2,407,267
1,000,000		Crown Castle, Inc., 3.150%, 7/15/2023	996,589
2,600,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	2,558,235
1,000,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.200%, 9/1/2024	971,184
3,500,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	3,179,833
1,000,000		T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	969,976
2,000,000	[2]	Vodafone Group PLC, Sr. Unsecd. Note, 6.250% (3-month USLIBOR +0.990%), 1/16/2024	2,003,099
		TOTAL	16,338,529
		Communications - Telecom Wirelines—0.6%
5,100,000		Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 3.200%, 3/15/2027	4,749,640
2,071,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	1,881,233
		TOTAL	6,630,873
		Consumer Cyclical - Automotive—1.8%
2,510,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,258,497
3,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	3,008,913
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	558,574
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	991,707
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	399,880
5,175,000		Mercedes-Benz Finance NA LLC, Sr. Unsub., 144A, 1.450%, 3/2/2026	4,727,533
4,000,000	[3]	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/12/2028	4,063,273
4,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	3,619,347

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	$ 963,420
		TOTAL	20,591,144
		Consumer Cyclical - Retailers—0.1%
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	484,634
1,040,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,041,422
		TOTAL	1,526,056
		Consumer Non-Cyclical - Food/Beverage—0.7%
2,000,000	[2]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 5.937% (3-month USLIBOR +0.740%), 1/12/2024	2,003,357
4,725,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,216,524
1,400,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	1,306,102
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	972,734
		TOTAL	8,498,717
		Consumer Non-Cyclical - Health Care—0.9%
4,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	3,916,941
3,000,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 5.650%, 11/15/2027	3,062,357
2,215,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	2,087,331
1,225,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	1,194,669
		TOTAL	10,261,298
		Consumer Non-Cyclical - Pharmaceuticals—1.6%
3,720,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	3,679,292
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	1,948,988
2,500,000		AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	2,446,501
3,250,000		Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	3,278,072
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	989,601
246,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	240,259
1,500,000		Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,366,102
2,500,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	2,491,932
1,800,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.875%, 9/23/2023	1,784,201
		TOTAL	18,224,948
		Consumer Non-Cyclical - Tobacco—0.5%
365,000		Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	360,740
750,000		BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	722,905
1,000,000		BAT Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	970,873
1,400,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	1,262,184
1,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	936,690
2,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	2,021,791
		TOTAL	6,275,183
		Energy - Independent—0.3%
3,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	3,089,790
		Energy - Midstream—0.7%
255,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	245,129
150,000		Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	148,605
500,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 2.900%, 5/15/2025	475,227
910,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	913,119
1,000,000		Enterprise Products Operating LLC, 3.900%, 2/15/2024	987,681
2,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	1,977,309
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	493,271
1,165,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	1,062,469
2,000,000		Oneok Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	1,973,512
		TOTAL	8,276,322

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.6%
$ 2,990,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	$ 2,976,658
2,500,000		Schlumberger Investment SA, Sr. Unsecd. Note, 4.500%, 5/15/2028	2,473,217
2,000,000		Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	1,910,096
		TOTAL	7,359,971
		Energy - Refining—0.7%
2,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	1,975,051
1,845,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	1,676,230
2,000,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	1,926,181
2,270,000		Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	2,175,887
		TOTAL	7,753,349
		Financial Institution - Banking—6.7%
1,000,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	984,134
910,000		American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	946,291
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	928,841
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	1,986,118
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	1,875,117
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,803,626
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	917,797
3,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	3,340,364
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,465,966
3,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	2,820,414
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.462%, 6/9/2027	1,783,841
1,855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,813,536
2,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	1,878,252
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	454,888
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	463,975
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	641,794
2,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	2,009,933
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,870,504
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	483,739
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	948,441
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	1,941,388
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/20/2024	1,477,353
2,010,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.700%, 11/1/2024	2,015,645
1,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series MTN, 7.063% (3-month USLIBOR +1.600%), 11/29/2023	1,003,249
775,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	693,051
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	946,480
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	986,215
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,802,099
3,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.005%, 3/13/2026	2,824,171
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	1,944,279
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	983,193
3,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	2,809,988
5,500,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	4,917,804
640,000		Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	638,278
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,858,817
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	1,929,635
3,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	2,855,601
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	986,346
1,500,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.671%, 10/28/2025	1,498,507

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	$ 2,152,100
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,150,193
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 8/5/2025	2,260,898
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	2,214,919
2,520,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	2,331,063
2,500,000		US Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	2,404,440
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	962,906
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	988,966
		TOTAL	77,995,155
		Financial Institution - Finance Companies—0.8%
4,435,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	3,974,331
1,665,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,485,593
1,455,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	1,403,227
1,850,000		ERAC USA Finance LLC, Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	1,815,468
		TOTAL	8,678,619
		Financial Institution - Insurance - Health—0.9%
2,900,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	2,494,377
3,000,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,740,984
300,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.350%, 10/15/2025	302,290
271,000		The Cigna Group, Sr. Unsecd. Note, 3.750%, 7/15/2023	270,294
2,000,000	[2]	The Cigna Group, Sr. Unsecd. Note, 6.150% (3-month USLIBOR +0.890%), 7/15/2023	2,000,336
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	2,059,969
		TOTAL	9,868,250
		Financial Institution - Insurance - Life—1.9%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	967,454
3,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 5.625%, 10/25/2027	3,111,577
1,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	972,356
2,500,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	2,426,352
1,110,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	1,109,170
4,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	3,964,333
2,500,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 1.200%, 6/24/2025	2,293,265
2,500,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,270,900
1,000,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 3.450%, 9/1/2023	995,253
1,035,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	1,003,090
2,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	1,835,580
1,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	952,520
		TOTAL	21,901,850
		Financial Institution - Insurance - P&C—0.0%
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	499,557
		Financial Institution - REIT - Other—0.0%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	294,806
		Technology—1.4%
2,000,000		Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	1,840,413
1,000,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	937,532
700,000		Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	691,063
2,000,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	1,972,923
835,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	823,120
1,000,000		Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	954,810
2,520,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	2,257,386
750,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	738,514

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,000,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	$ 1,827,180
1,855,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,769,229
535,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	478,518
2,660,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,356,412
	TOTAL	16,647,100
	Technology Services—0.3%
4,130,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,716,016
	Transportation - Airlines—0.1%
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	766,521
	Transportation - Services—0.7%
5,555,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	4,819,996
1,800,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	1,779,662
1,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	1,553,581
	TOTAL	8,153,239
	Utility - Electric—4.2%
1,135,000	American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	1,129,915
430,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	443,452
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	716,341
3,155,000	Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	2,977,385
2,180,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,086,036
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	590,428
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	1,935,146
2,000,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	1,968,687
860,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	862,540
1,005,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,014,377
1,915,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	1,808,787
2,665,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	2,368,214
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	963,876
1,670,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	1,721,197
5,000,000	EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	4,528,059
5,000,000	Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	4,652,864
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	224,041
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,396,653
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	451,502
2,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	2,525,301
910,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	920,494
2,305,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	2,323,492
2,695,000	Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	2,439,485
4,080,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	3,720,686
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	354,432
1,000,000	Southern Co., Sr. Unsecd. Note, 2.950%, 7/1/2023	996,996
3,000,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	2,966,855
1,160,000	Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	1,137,993
	TOTAL	49,225,234
	Utility - Natural Gas—0.6%
1,500,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,433,110
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	1,971,671
3,379,000	ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	3,264,747
	TOTAL	6,669,528

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.1%
$ 1,700,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	$ 1,566,172
		TOTAL CORPORATE BONDS (IDENTIFIED COST $387,012,326)	365,997,499
		ASSET-BACKED SECURITIES—2.2%
		Auto Receivables—1.3%
540,591		AmeriCredit Automobile Receivables Trust 2020-3, Class A3, 0.530%, 6/18/2025	537,123
254,328		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	252,572
3,200,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	3,167,323
4,650,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	4,562,232
1,550,000		Honda Auto Receivables Owner Trust 2023-2, Class A3, 4.660%, 11/15/2027	1,553,870
892,016		Hyundai Auto Receivables Trust 2020-C, Class A3, 0.380%, 5/15/2025	872,156
280,622		Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	277,843
98,631		Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	98,123
253,524		World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	249,914
3,159,094		World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	3,078,583
		TOTAL	14,649,739
		Communications - Telecom Wireless—0.1%
1,563,130		Verizon Owner Trust 2020-C, Class A, 0.410%, 4/21/2025	1,547,348
		Equipment Lease—0.4%
4,212		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	4,205
1,875,000		MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,758,033
3,651,000		MMAF Equipment Finance LLC 2020-BA, Class A3, 0.490%, 8/14/2025	3,517,385
		TOTAL	5,279,623
		Other—0.2%
2,125,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,053,289
		Student Loans—0.2%
1,064,159		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	948,786
1,210,499		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,090,866
		TOTAL	2,039,652
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $26,367,453)	25,569,651
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.6%
1,553,424		Benchmark Mortgage Trust 2019-B12, Class A2, 3.001%, 8/15/2052	1,509,201
2,885,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	2,618,204
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,386,991
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,695,034
		TOTAL	7,209,430
		Federal Home Loan Mortgage Corporation REMIC—0.0%
12,606	[2]	FHLMC REMIC, Series 3397, Class FC, 5.707% (1-month USLIBOR +0.600%), 12/15/2037	12,471
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,854,316)	7,221,901
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
608,971		FNMA, Pool AS2976, 4.000%, 8/1/2044	586,874
302,342		FNMA, Pool AW0029, 3.500%, 7/1/2044	283,062
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $951,884)	869,936

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
	Commercial Mortgage—0.1%
$ 750,000	Commercial Mortgage Trust 2013-CR8, Class B, 3.839%, 6/10/2046 (IDENTIFIED COST $768,125)	$ 710,073
	INVESTMENT COMPANIES—20.5%
5,168,693	Bank Loan Core Fund	44,399,077
6,144,583	Emerging Markets Core Fund	47,497,623
2,852,640	Federated Hermes Government Obligations Fund, Premier Shares, 4.95%[4]	2,852,640
5,221,803	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[4]	5,220,758
8,441,004	Mortgage Core Fund	71,157,665
7,804,016	Project and Trade Finance Core Fund	68,207,101
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $243,283,951)	239,334,864
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,230,456,294)	1,171,608,973
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(6,070,957)
	TOTAL NET ASSETS—100%	$1,165,538,016
At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	500	$54,539,063	September 2023	$193,818
The average notional value of long futures contracts held by the Fund throughout the period was $112,206,143. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
Affiliates	Value as of 8/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2023	Shares Held as of 5/31/2023	Dividend Income
Bank Loan Core Fund	$113,901,124	$4,340,865	$(70,500,000)	$2,605,100	$(5,948,012)	$44,399,077	5,168,693	$4,340,866
Emerging Markets Core Fund	$344,070	$47,800,364	$—	$(646,811)	$—	$47,497,623	6,144,583	$1,298,519
Federated Hermes Government Obligations Fund, Premier Shares*	$—	$2,852,640	$—	$—	$—	$2,852,640	2,852,640	$35,048
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$33,142,575	$294,727,990	$(322,649,519)	$(955)	$667	$5,220,758	5,221,803	$207,735
Mortgage Core Fund	$40,428,133	$75,659,354	$(45,000,000)	$4,439,288	$(4,369,110)	$71,157,665	8,441,004	$1,659,354
Project and Trade Finance Core Fund	$103,117,755	$4,658,108	$(40,000,000)	$1,022,764	$(591,526)	$68,207,101	7,804,016	$4,658,106
TOTAL OF AFFILIATED TRANSACTIONS	$290,933,657	$430,039,321	$(478,149,519)	$7,419,386	$(10,907,981)	$239,334,864	35,632,739	$12,199,628

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$2,692,110	$2,852,640

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$531,905,049	$—	$531,905,049
Corporate Bonds	—	365,997,499	—	365,997,499
Asset-Backed Securities	—	25,569,651	—	25,569,651
Collateralized Mortgage Obligations	—	7,221,901	—	7,221,901
Mortgage-Backed Securities	—	869,936	—	869,936
Commercial Mortgage-Backed Security	—	710,073	—	710,073
Investment Companies[1]	171,127,763	—	—	239,334,864
TOTAL SECURITIES	$171,127,763	$932,274,109	$—	$1,171,608,973
Other Financial Instruments:[2]
Assets	$193,818	$—	$—	$193,818
TOTAL OTHER FINANCIAL INSTRUMENTS	$193,818	$—	$—	$193,818

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $68,207,101 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit